SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance expenses:
Interest in respect credit cards and bank fees	$ 4,702	$ 3,254	$ 3,342
Interest in respect of loans	2,035	1,053	568
Amortization/accretion of premium/discount on marketable securities	200	161	0
Realized gain/loss from marketable securities	134	11	0
Changes in derivatives fair value	0	3,427	0
Foreign exchange transactions losses	6,023	7,128	6,578
Finance expenses	13,094	15,034	10,488
Finance income:
Interest in respect of cash and cash equivalent and short-term bank deposits	147	657	1,018
Changes in derivatives fair value	4,950	0	33
Interest income from marketable securities	407	213	0
Foreign exchange transactions gains	0	3,965	3,859
Finance income	5,504	4,835	4,910
Finance expenses, net	7,590	10,199	5,578
Numerator:
Net income attributable to controlling interest, as reported	18,966	7,218	12,862
Adjustment to redemption value of non-controlling interest	(1,399)	0	0
Related Party Financial And Other Income Net	$ 17,567	$ 7,218	$ 12,862
Denominator:
Denominator for basic income per share	34,462	34,419	34,384
Effect of dilutive stock based awards	108	55	76
Denominator for diluted income per share	34,570	34,474	34,460
Earnings Per Share:
Basic and diluted earnings per share	$ 0.51	$ 0.21	$ 0.37